Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Poh Kiong Tan [Member]
Poh Kiong Tan
Loan from related parties	$ 22,663	$ 44,527
Repayment of loan from related party	6,043	29,685
Soon Huat Lim [Member]
Poh Kiong Tan
Loan from related parties	4,215,265	1,417,450
Repayment of loan from related party	4,559	44,527
Settlement of loan to related party		244,770
Settlement of expenses paid on behalf of the Group		16,089
Apollo Entertainment Media Pte. Ltd. [Member]
Apollo Entertainment Media Pte. Ltd.
Consumption of tickets and hot chocolate		2,846
Trident Foodtech Pte. Ltd. [Member]
Trident Foodtech Pte. Ltd.
Rental expense paid to related party		22,264
Cong Ty Tnhh Trident Digital Tech [Member]
Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	200,055
Maintenance services provided to the Company	$ 66,012